PGIM Target Date 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 93.9%
Affiliated Mutual Funds
Domestic Equity — 26.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	70,081	$879,518
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	263,364	11,021,777
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	106,548	926,966
		12,828,261
Fixed Income — 53.7%
PGIM Core Conservative Bond Fund (Class R6)	707,576	6,106,378
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	427,884	2,892,499
PGIM TIPS Fund (Class R6)	1,101,062	9,303,970
PGIM Total Return Bond Fund (Class R6)	663,780	7,965,360
		26,268,207
International Equity — 14.0%
PGIM Global Real Estate Fund (Class R6)	150,841	2,956,477
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	264,160	3,922,772
		6,879,249

Total Long-Term Investments (cost $42,985,692)		45,975,717

Short-Term Investment 6.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,943,818)	2,943,818	2,943,818

TOTAL INVESTMENTS 99.9% (cost $45,929,510)(wa)		48,919,535
Other assets in excess of liabilities 0.1%		29,851

Net Assets 100.0%		$48,949,386

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2025 Fund